                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 38                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No. 40                                                [X]

                        (Check appropriate box or boxes.)

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

  DAVID C. TUCKER, ESQUIRE, 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: July 29, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on July 29, 2005 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

July 29, 2005

American Century
Investments
prospectus

Advisor Class
Equity Growth Fund
Income & Growth Fund
Small Company Fund

C Class
Equity Growth Fund
Income & Growth Fund

R Class
Equity Growth Fund
Income & Growth Fund
Small Company Fund

SMALL COMPANY FUND IS CLOSED TO NEW INVESTORS. SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN. THE ADVISOR MAY PERMIT
ADDITIONAL INVESTMENTS ON A CASE-BY-CASE BASIS AS IT DEEMS APPROPRIATE IN ITS
SOLE DISCRETION, INCLUDING INVESTMENTS BY CERTAIN FUNDS OF FUNDS AND 529 COLLEGE
SAVINGS PLANS ADVISED BY AMERICAN CENTURY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian H. Jeter

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. For Income & Growth, income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Equity Growth and Income & Growth, the portfolio managers select primarily from the 1,500 largest publicly traded U.S. companies.
For Small Company, the portfolio managers select primarily from the equity securities of smaller-capitalization U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks for each fund. A more detailed description of the funds' investment strategies begins on page 8.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

EQUITY GROWTH FUND
INCOME & GROWTH FUND
SMALL COMPANY FUND

Annual Total Returns

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the funds' other classes of shares will differ from those shown in the charts, depending on the expenses of that class.

EQUITY GROWTH FUND - ADVISOR CLASS

[Data from bar chart]

1998               25.14%
1999               18.28%
2000              -11.16%
2001              -11.28%
2002              -20.60%
2003               30.05%
2004               13.71%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Equity Growth                 22.98% (4Q 1998)                 -16.87% (3Q 2002)
--------------------------------------------------------------------------------

INCOME & GROWTH FUND - ADVISOR CLASS

[Data from bar chart]

1998               27.37%
1999               17.65%
2000              -10.78%
2001               -8.63%
2002              -19.60%
2003               29.33%
2004               12.71%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Income & Growth                22.12% (4Q 1998)                -17.12% (3Q 2002)
--------------------------------------------------------------------------------

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3

SMALL COMPANY FUND - ADVISOR CLASS

[Data from bar chart]

2001                3.82%
2002               -4.18%
2003               53.16%
2004               28.00%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Small Company                 22.01% (2Q 2003)                 -15.52% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. Additional tables show the average annual total returns of the funds' other classes of shares calculated before the impact of taxes. Because the R Class of Equity Growth was not in operation as of the calendar year end, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Advisor Class shares. After-tax returns for the other classes of shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

ADVISOR CLASS
                                                                            LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004            1 YEAR   5 YEARS   CLASS(1)
------------------------------------------------------------------------------------
Equity Growth

Return Before Taxes                                      13.71%   -1.54%    4.38%

Return After Taxes on Distributions                      13.55%   -1.95%    3.20%

Return After Taxes on Distributions
   and Sale of Fund Shares                               9.10%    -1.45%    3.14%

S&P 500 Index                                            10.88%   -2.30%    4.89%(2)
   (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS OCTOBER 9, 1997.

(2)  SINCE OCTOBER 1, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------
4

ADVISOR CLASS
                                                                           LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004           1 YEAR   5 YEARS   CLASS(1)
------------------------------------------------------------------------------------
Income & Growth

Return Before Taxes                                     12.71%   -0.91%    5.42%

Return After Taxes on Distributions                     12.41%   -1.21%    4.44%

Return After Taxes on Distributions
   and Sale of Fund Shares                              8.62%    -0.92%    4.12%

S&P 500 Index                                           10.88%   -2.30%    4.98%(2)
   (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------
Small Company

Return Before Taxes                                     28.00%   N/A       15.23%

Return After Taxes on Distributions                     26.41%   N/A       14.30%

Return After Taxes on Distributions
   and Sale of Fund Shares                              18.66%   N/A       12.80%

S&P SmallCap 600 Index                                  22.65%   N/A       10.23%(3)
   (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE INCOME & GROWTH,
     DECEMBER 15, 1997; AND SMALL COMPANY, SEPTEMBER 7, 2000.

(2)  SINCE DECEMBER 11, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE AUGUST 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

C CLASS
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004              1 YEAR      CLASS(1)
--------------------------------------------------------------------------------
Equity Growth

Return Before Taxes                                        12.89%      2.52%

S&P 500 Index                                              10.88%      1.62%(2)
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------
Income & Growth

Return Before Taxes                                        11.88%      2.49%

S&P 500 Index                                              10.88%      1.35%
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE C CLASS ARE EQUITY GROWTH, JULY 18, 2001;
     AND INCOME & GROWTH, JUNE 28, 2001.

(2)  SINCE JULY 19, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

R CLASS                                                            LIFE OF

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004             1 YEAR   CLASS(1)
--------------------------------------------------------------------------------
Income & Growth

Return Before Taxes                                       12.42%   19.22%

S&P 500 Index                                             10.88%   16.84%(2)
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------
Small Company

Return Before Taxes                                       27.72%   36.34%

S&P SmallCap 600 Index                                    22.65%   26.38%(2)
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE R CLASS OF BOTH INCOME & GROWTH AND SMALL
     COMPANY IS AUGUST 29, 2003.

(2)  SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

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5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*    to buy fund shares directly from American Century

*    to reinvest dividends in additional shares

*    to exchange into the same class of shares of other American Century funds

*    to redeem your shares (other than a $10 fee to redeem by wire and the deferred sales charge associated with C Class shares redeemed during the first year after purchase)

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------
C Class

  Maximum Deferred Sales Charge (load)
  (as a percentage of net asset value)                               1.00%(1)
-----------------------------------------------------------------------------

(1)  THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                 DISTRIBUTION                   TOTAL ANNUAL
                   MANAGEMENT    AND SERVICE      OTHER         FUND OPERATING
                   FEE(1)        (12B-1) FEES     EXPENSES     EXPENSES
--------------------------------------------------------------------------------
Equity Growth

  Advisor Class    0.43%         0.50%(2)         0.00%(5)      0.93%
--------------------------------------------------------------------------------
  C Class          0.68%         1.00%(4)         0.00%(5)      1.68%
--------------------------------------------------------------------------------
  R Class          0.68%         0.50%(4)         0.00%(3)      1.18%
--------------------------------------------------------------------------------
Income & Growth

  Advisor Class    0.43%         0.50%(2)         0.00%(5)      0.93%
--------------------------------------------------------------------------------
  C Class          0.68%         1.00%(4)         0.00%(5)      1.68%
--------------------------------------------------------------------------------
  R Class          0.68%         0.50%(4)         0.00%(5)      1.18%
--------------------------------------------------------------------------------
Small Company

  Advisor Class    0.63%         0.50%(2)         0.00%(5)      1.13%
--------------------------------------------------------------------------------
  R Class          0.88%         0.50%(4)(6)      0.00%(5)      1.38%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
     GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE 23.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE 23.

(5)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(6)  FOR THE YEAR ENDED DECEMBER 31, 2004, THE FUND RECEIVED A PARTIAL
     REIMBURSEMENT OF ITS DISTRIBUTION FEE. TAKING INTO ACCOUNT THIS
     REIMBURSEMENT, THE AGGREGATE FEE PAID TO THE ADVISOR WAS 1.30%.

------
6

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                        1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Equity Growth

  Advisor Class         $95            $296            $513            $1,139
--------------------------------------------------------------------------------
  C Class               $170           $526            $907            $1,971
--------------------------------------------------------------------------------
  R Class               $120           $373            $646            $1,424
--------------------------------------------------------------------------------
Income & Growth

  Advisor Class         $95            $296            $513            $1,139
--------------------------------------------------------------------------------
  C Class               $170           $526            $907            $1,971
--------------------------------------------------------------------------------
  R Class               $120           $373            $646            $1,424
--------------------------------------------------------------------------------
Small Company

  Advisor Class         $115           $358            $620            $1,368
--------------------------------------------------------------------------------
  R Class               $140           $435            $751            $1,647
--------------------------------------------------------------------------------

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7

OBJECTIVES, STRATEGIES AND RISKS

EQUITY GROWTH FUND
INCOME & GROWTH FUND
SMALL COMPANY FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Equity Growth seeks capital appreciation by investing in common stocks.

Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

Small Company seeks capital appreciation by investing primarily in common stocks of small companies.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Equity
Growth and Income & Growth, and primarily smaller companies for Small Company, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The portfolio managers generally sell stocks from the funds' portfolios when they believe:

*  a stock becomes too expensive relative to other stock opportunities
*  a stock's risk parameters outweigh its return opportunity
*  more attractive alternatives are identified
*  specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

------
8

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  When building Income & Growth's portfolio, the portfolio managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500 Index.

*  The portfolio managers do not consider dividend yield when building Equity
   Growth's portfolio. Under normal market conditions, the managers invest at least 80% of Equity Growth's assets in equity stocks.

*  Under normal market conditions, at least 80% of Small Company's portfolio will consist of stocks of companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P
   SmallCap 600 Index. If the companies in which the fund invests are successful, these companies may grow into medium- and larger-sized companies.
   If the portfolio managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the portfolio managers may invest up to 20% of the fund's assets in medium-and larger-sized companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Each fund's performance will be closely tied to the performance of its benchmark. If a fund's benchmark goes down, it is likely that the fund's performance will go down.

Although current income is an objective for Income & Growth, if the stocks that make up its benchmark do not have a high dividend yield, then Income & Growth's dividend yield will not be high.

A fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the funds and/or the stocks contained in the funds' respective benchmarks, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

------
9

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE OF AVERAGE NET ASSETS    ADVISOR    C       R
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004             CLASS      CLASS   CLASS
--------------------------------------------------------------------------------
Equity Growth                                           0.43%      0.68%   N/A(1)
--------------------------------------------------------------------------------
Income & Growth                                         0.43%      0.68%   0.68%
--------------------------------------------------------------------------------
Small Company                                           0.63%      N/A     0.88%
--------------------------------------------------------------------------------

(1)  The R Class of this fund had not commenced operations as of December 31,
     2004.

The R Class of Equity Growth was not in operation during the fiscal year ended
December 31, 2004. Equity Growth's R Class will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and
Complex fees from the following schedules.

INVESTMENT CATEGORY FEE SCHEDULE
---------------------------------

CATEGORY ASSETS                          FEE RATE
---------------                          --------

First $1 billion                         0.5200%

Next $5 billion                          0.4600%

Next $15 billion                         0.4160%

Next $25 billion                         0.3690%

Next $50 billion                         0.3420%

Next $150 billion                        0.3390%

Thereafter                               0.3380%

COMPLEXT FEE SCHEDULE
---------------------

CATEGORY ASSETS                          FEE RATE
---------------                          --------

First $2.5 billion                       0.3100%

Next $7.5 billion                        0.3000%

Next $15 billion                         0.2985%

Next $25 billion                         0.2970%

Next $25 billion                         0.2870%

Next $25 billion                         0.2800%

Next $25 billion                         0.2700%

Next $25 billion                         0.2650%

Next $25 billion                         0.2600%

Next $25 billion                         0.2550%

Thereafter                               0.2500%

------
10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the funds.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the funds are identified below.

Equity Growth

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of
Illinois. He is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Portfolio Manager, has been a member of the team since August 2000.
He joined American Century in February 1997 and became a portfolio manager in
August 2000. He has a bachelor's degree in business finance from California
State University.

FEI ZOU

Mr. Zou, Portfolio Manager and Senior Quantitative Analyst, has been a member of the team since he joined American Century in September 2000 as a quantitative analyst. He became a senior quantitative analyst in February 2003 and then became a portfolio manager in February 2004. While pursuing his doctorate at the
University of Texas - Austin and before joining American Century full time, he served as an intern on the quantitative equity team from June 1999 to September
1999 and January 2000 to August 2000. He has a master's degree in economics and a Ph.D in finance, both from the University of Texas - Austin.

Income & Growth

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer - Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in
1982 and also supervises other portfolio management teams. He became a portfolio manager in June 1997. He has degrees from Purdue University and an MBA in finance from the University of California - Berkeley. He is a CFA charterholder.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in August 1990 and also has managed the quantitative equity research effort. He became a portfolio manager in March 1998. He has a bachelor of arts from Stanford
University and an MBA with a specialization in finance from the University of
Chicago. He is a CFA charterholder.

ZILI ZHANG

Mr. Zhang, Vice President and Portfolio Manager/Director of Quantitative
Research, has been a member of the team since joining American Century in
October 1995. He became a portfolio manager in 2002. He also manages the quantitative research team. He has a bachelor's degree in physics from
University of Science and Technology of China and a Ph.D in theoretical physics from the University of Texas at Austin.

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11

Small Company

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team since July 1998. He joined American Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of
Illinois. He is a CFA charterholder.

WILHELMINE VON TURK

Ms. von Turk, Vice President and Portfolio Manager, has been a member of the team since July 1998. She joined American Century in November 1995 and became a portfolio manager in February 2000. She has a bachelor of arts from Wellesley
College and a Ph.D in statistics from the University of California - Berkeley.
She is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Portfolio Manager, has been a member of the team since 2004. He joined American Century in February 1997 and became a portfolio manager in
August 2000. He has a bachelor's degree in business finance from California
State University.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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12

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS, C CLASS AND R CLASS SHARES

The Advisor Class, C Class and R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts for the funds are
$2,000 for a Coverdell Education Savings Account (CESA), and $2,500 for all
other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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13

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

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14

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

For C Class shares, if you sell your shares within 12 months of their purchase, you will pay a sales charge.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

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15

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months. You also may incur tax liability as a result of the redemption.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial advisor is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the funds' distributor to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

The information regarding C Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of C Class shares, a hyperlink will take you directly to this disclosure.

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16

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

*  distributions from IRAs due to attainment of age 59 1/2

*  required minimum distributions from retirement accounts upon reaching age
   70 1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  if no broker was compensated for the sale

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

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18

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all their income quarterly.
Distributions from realized capital gains are paid twice a year, usually in
March and December. They may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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19

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary income       Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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20

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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21

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Equity Growth - Investor Class, Institutional Class, Advisor Class, C
   Class and R Class

*  Income & Growth - Investor Class, Institutional Class, Advisor Class, C
   Class and R Class

*  Small Company - Investor Class, Institutional Class, Advisor Class and R
   Class

The shares offered by this prospectus are Advisor Class, C Class and R Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

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22

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class, C Class and R Class shares have a 12b-1 plan. The plans provide for the funds to pay annual fees of 1.00% for C Class and 0.50% for Advisor and R Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, each fund's Advisor
Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available.
Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see
MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

------
23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old. Because the
R Class shares for Equity Growth are new, financial information is not available for this class.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the funds' Annual Report, which is available upon request.

------
24

EQUITY GROWTH FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------------
                                   2004       2003       2002      2001       2000
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,                   $19.59     $15.17     $19.23    $21.77     $26.23
Beginning of Period
--------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
   Net Investment Income(1)        0.20       0.13       0.11      0.08       0.07
---------------------------------
   Net Realized and                2.47       4.41       (4.06)    (2.54)     (2.98)
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------------
   Total From                      2.67       4.54       (3.95)    (2.46)     (2.91)
   Investment Operations
--------------------------------------------------------------------------------------
Distributions
---------------------------------
   From Net Investment Income      (0.19)     (0.12)     (0.11)    (0.08)     (0.08)
---------------------------------
   From Net Realized Gains         -          -          -         -          (1.47)
--------------------------------------------------------------------------------------
   Total Distributions             (0.19)     (0.12)     (0.11)    (0.08)     (1.55)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period     $22.07     $19.59     $15.17    $19.23     $21.77
--------------------------------------------------------------------------------------
   TOTAL RETURN(2)                 13.71%     30.05%     (20.60)%  (11.28)%   (11.16)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.93%      0.94%      0.94%     0.93%      0.92%
---------------------------------
Ratio of Net Investment
Income to Average Net Assets       0.99%      0.75%      0.61%     0.39%      0.28%
---------------------------------
Portfolio Turnover Rate            97%        95%        100%      79%        79%
---------------------------------
Net Assets, End of Period
(in thousands)                     $160,427   $114,404   $99,615   $132,214   $206,381
--------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
25

INCOME & GROWTH FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                  2004       2003       2002       2001         2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,                  $27.68     $21.72     $27.33     $30.17       $34.05
Beginning of Period
------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
   Net Investment Income(1)       0.52       0.37       0.27       0.23         0.21
--------------------------------
   Net Realized and               2.96       5.96       (5.61)     (2.83)       (3.88)
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------------
   Total From                     3.48       6.33       (5.34)     (2.60)       (3.67)
   Investment Operations
------------------------------------------------------------------------------------------
Distributions
--------------------------------
   From Net Investment Income     (0.51)     (0.37)     (0.27)     (0.24)       (0.21)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $30.65     $27.68     $21.72     $27.33       $30.17
------------------------------------------------------------------------------------------
   TOTAL RETURN(2)                12.71%     29.33%     (19.60)%   (8.63)%      (10.78)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.93%      0.94%      0.94%      0.93%        0.92%
--------------------------------
Ratio of Net Investment
Income to Average Net Assets      1.85%      1.55%      1.09%      0.82%        0.64%
--------------------------------
Portfolio Turnover Rate           74%        67%        67%        61%          64%
--------------------------------
Net Assets, End of Period
(in thousands)                    $925,472   $888,390   $690,924   $1,227,156   $1,127,877
------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
26

SMALL COMPANY FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------
                                   2004       2003      2002      2001      2000(1)
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,                   $8.30      $5.48     $5.74     $5.79     $6.32
Beginning of Period
--------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
   Net Investment Loss(2)          (0.01)     (0.01)    (0.01)    (0.02)    (0.01)
--------------------------------
   Net Realized and                2.30       2.92      (0.23)    0.22      (0.35)
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------------
   Total From                      2.29       2.91      (0.24)    0.20      (0.36)
   Investment Operations
--------------------------------------------------------------------------------------
Distributions
--------------------------------
   From Net Realized Gains         (0.47)     (0.09)    (0.02)    (0.25)    (0.17)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period     $10.12     $8.30     $5.48     $5.74     $5.79
--------------------------------------------------------------------------------------
   TOTAL RETURN(3)                 28.00%     53.16%    (4.18)%   3.82%     (5.47)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.13%      1.14%     1.15%     1.13%     1.12%(4)
--------------------------------
Ratio of Net Investment
Loss to Average Net Assets         (0.00)%    (0.16)%   (0.22)%   (0.43)%   (0.43)%(4)
--------------------------------
Portfolio Turnover Rate            123%       120%      116%      165%      93%(5)
--------------------------------
Net Assets, End of Period
(in thousands)                     $287,673   $62,907   $3,104    $35       $35
--------------------------------------------------------------------------------------

(1)  SEPTEMBER 7, 2000 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2000.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED DECEMBER 31, 2000.

------
27

EQUITY GROWTH FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------
                                           2004     2003      2002       2001(1)
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $19.55   $15.14    $19.23     $20.26
-----------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income (Loss)(2)         0.05     (0.01)    (0.02)     (0.04)
----------------------------------------
   Net Realized and                        2.47     4.43      (4.07)     (0.99)
   Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
   Total From Investment Operations        2.52     4.42      (4.09)     (1.03)
-----------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income              (0.04)   (0.01)    -          -
-----------------------------------------------------------------------------------
Net Asset Value, End of Period             $22.03   $19.55    $15.14     $19.23
-----------------------------------------------------------------------------------
   TOTAL RETURN(3)                         12.89%   29.20%    (21.23)%   (5.13)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.68%    1.69%     1.69%      1.68%(4)
----------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets               0.24%    0.00%     (0.14)%    (0.44)%(4)
----------------------------------------
Portfolio Turnover Rate                    97%      95%       100%       79%(5)
----------------------------------------
Net Assets, End of Period
(in thousands)                             $2,088   $1,076    $268       $139
-----------------------------------------------------------------------------------

(1)  JULY 18, 2001 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2001.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED DECEMBER 31, 2001.

------
28

INCOME & GROWTH FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                        2004      2003      2002        2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $27.67    $21.68    $27.31      $28.84
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(2)             0.32      0.19      0.10        0.03
-------------------------------------
   Net Realized and                     2.95      5.98      (5.64)      (1.44)
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   Total From Investment Operations     3.27      6.17      (5.54)      (1.41)
--------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income           (0.30)    (0.18)    (0.09)      (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $30.64    $27.67    $21.68      $27.31
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                      11.88%    28.56%    (20.29)%    (4.91)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.68%     1.69%     1.69%       1.68%(4)
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets            1.10%     0.80%     0.34%       0.20%(4)
-------------------------------------
Portfolio Turnover Rate                 74%       67%       67%         61%(5)
-------------------------------------
Net Assets, End of Period
(in thousands)                          $2,966    $2,330    $1,710      $437
--------------------------------------------------------------------------------

(1)  JUNE 28, 2001 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2001.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED DECEMBER 31, 2001.

------
29

INCOME & GROWTH FUND
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $27.70       $24.79
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
   Net Investment Income(2)                                0.48         0.08
-----------------------------------------------------
   Net Realized and Unrealized Gain                        2.93         3.03
--------------------------------------------------------------------------------
   Total From Investment Operations                        3.41         3.11
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
   From Net Investment Income                              (0.44)       (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $30.67       $27.70
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                                         12.42%       12.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.18%        1.18%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       1.60%        0.85%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                    74%          67%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                   $70          $9
--------------------------------------------------------------------------------

(1)  AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED DECEMBER 31, 2003.

------
30

SMALL COMPANY FUND
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                       2004           2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $8.34          $7.11
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
   Net Investment Loss(2)                              (0.03)         (0.01)
-----------------------------------------------------
   Net Realized and Unrealized Gain                    2.31           1.33
--------------------------------------------------------------------------------
   Total From Investment Operations                    2.28           1.32
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
   From Net Realized Gains                             (0.47)         (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $10.15         $8.34
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                                     27.72%         18.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      1.30%(4)       1.38%(5)
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets     (0.17)%(4)     (0.40)%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                123%           120%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)               $4,247         $3
--------------------------------------------------------------------------------

(1)  AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  DURING THE YEAR ENDED DECEMBER 31, 2004, THE CLASS RECEIVED A PARTIAL
     REIMBURSEMENT OF ITS DISTRIBUTION FEE. HAD FEES NOT BEEN REIMBURSED, THE
     ANNUALIZED RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS AND ANNUALIZED
     RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.38%
     AND (0.25)%, RESPECTIVELY.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED DECEMBER 31, 2003.

------
31

NOTES

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

                                                                    NEWSPAPER
FUND REFERENCE                 FUND CODE           TICKER           LISTING
--------------------------------------------------------------------------------
Equity Growth Fund

  Advisor Class                882                 BEQAX            EqGro
--------------------------------------------------------------------------------
  C Class                      482                 AEYCX            EqGro
--------------------------------------------------------------------------------
  R Class                      XXX                 XXXXX            EqGro
--------------------------------------------------------------------------------

Income & Growth Fund

  Advisor Class                881                 AMADX            IncGro
--------------------------------------------------------------------------------
  C Class                      481                 ACGCX            IncGro
--------------------------------------------------------------------------------
  R Class                      281                 AICRX            IncGro
--------------------------------------------------------------------------------
Small Company Fund

  Advisor Class                885                 ASQAX            Small Co
--------------------------------------------------------------------------------
  R Class                      285                 ASCRX            Small Co
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0507
SH-PRS-43938

July 29, 2005

American Century Investments
statement of additional information

American Century Quantitative Equity Funds, Inc.

Equity Growth Fund
Global Gold Fund
Income & Growth Fund
Small Company Fund
Utilities Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES, DATED MAY 1, 2005 AND JULY 29, 2005, BUT IS NOT A PROSPECTUS. THE
STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' PROSPECTUSES. IF YOU WOULD LIKE A COPY OF THE PROSPECTUSES, PLEASE
CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER
OR VISIT AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------

THE FUNDS' HISTORY

American Century Quantitative Equity Funds, Inc. is a registered open-end management investment company organized as a Maryland corporation. It is the successor in interest to American Century Quantitative Equity Funds, originally organized as a California corporation named Benham Equities, Inc. on December
31, 1987. From August 18, 1988, to January 1, 1997, it was known as Benham
Equity Funds. Throughout the statement of additional information, we refer to
American Century Quantitative Equity Funds, Inc. as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                 TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Equity Growth

  Investor Class                       BEQGX                        05/09/1991
--------------------------------------------------------------------------------
  Advisor Class                        BEQAX                        10/09/1997
--------------------------------------------------------------------------------
  Institutional Class                  AMEIX                        01/02/1998
--------------------------------------------------------------------------------
  C Class                              AEYCX                        07/18/2001
--------------------------------------------------------------------------------
  R Class                              XXXXX                        07/29/2005
--------------------------------------------------------------------------------

Global Gold

  Investor Class                       BGEIX                        08/17/1988
--------------------------------------------------------------------------------
  Advisor Class                        ACGGX                        05/06/1998
--------------------------------------------------------------------------------
Income & Growth

  Investor Class                       BIGRX                        12/17/1990
--------------------------------------------------------------------------------
  Advisor Class                        AMADX                        12/15/1997
--------------------------------------------------------------------------------
  Institutional Class                  AMGIX                        01/28/1998
--------------------------------------------------------------------------------
  C Class                              ACGCX                        06/28/2001
--------------------------------------------------------------------------------
  R Class                              AICRX                        08/29/2003
--------------------------------------------------------------------------------
Small Company

  Investor Class                       ASQIX                        07/31/1998
--------------------------------------------------------------------------------
  Advisor Class                        ASQAX                        09/07/2000
--------------------------------------------------------------------------------
  Institutional Class                  ASCQX                        10/01/1999
--------------------------------------------------------------------------------
  R Class                              ASCRX                        08/29/2003
--------------------------------------------------------------------------------
Utilities

  Investor Class                       BULIX                        03/01/1993
--------------------------------------------------------------------------------
  Advisor Class                        ACUTX                        06/25/1998
--------------------------------------------------------------------------------

------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., (ACIM) can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with individual funds also appear herein, while techniques and risks applicable to all of the funds appear in the section,
INVESTMENT STRATEGIES AND RISKS, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Each fund, except Global Gold, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Global Gold is classified as nondiversified. Nondiversified status gives a fund more flexibility to hold large positions in a small number of securities. If so, a price change in any one of these securities may have a greater impact on a fund's share price than would be the case in a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

EQUITY GROWTH, INCOME & GROWTH AND SMALL COMPANY

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity-equivalent securities.
However, subject to the specific limitations applicable to a fund, the funds'
management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those discussed under
INVESTMENT STRATEGIES AND RISKS, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the manager, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested in stocks, regardless of the movement of stock prices generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market, while maintaining liquidity. As mentioned in the prospectuses, the managers may not leverage a fund's portfolios, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES, page
12, SHORT-TERM SECURITIES, page 14 and FUTURES AND OPTIONS, page 15.

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GLOBAL GOLD

In general, within the restrictions outlined here and in this fund's prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. One of the non-stock investments the portfolio managers may make is in gold itself, as described below.

GOLD BULLION. As a means of seeking its principal objective of capital appreciation and when it is felt to be appropriate as a possible hedge against inflation, Global Gold may invest a portion of its assets in gold bullion and may hold a portion of its cash in foreign currency in the form of gold coins.
There is, of course, no assurance that such investments will provide capital appreciation as a hedge against inflation. The fund's ability to invest in gold bullion is restricted by the diversification requirements that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). In addition, the ability of the fund to make such investments may be further restricted by the securities laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold bullion at such times as the prospects of such investments are, in the opinion of management, attractive in relation to other possible investments. The basic trading unit for gold bullion is a gold bar weighing approximately 100 troy ounces with a purity of at least 995/1000, although gold bullion also is sold in much smaller units. Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office, which certifies the bar's purity. Bars of gold bullion historically have traded primarily in New York, London and Zurich gold markets and in terms of volume, such gold markets have been the major markets for trading in gold bullion. Prices in the Zurich gold market generally correspond to the prices in the London gold market. Since the ownership of gold bullion became legal in the
United States on December 31, 1974, U.S. markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S. markets, although such transactions may be made in foreign markets when it is deemed to be in the best interest of the fund. Transactions in gold bullion by the fund are negotiated with principal bullion dealers, unless, in the portfolio managers' opinion, more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is purchased or sold include dealer mark-ups or mark-downs and insurance expenses, and may be a greater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases.
Because gold bullion does not generate any investment income, the only source of return to the fund on such an investment will be from any gains realized upon its sale, and negative return will be realized, of course, to the extent the fund sells its gold bullion at a loss.

As is the case with respect to virtually all investments, there are risks inherent in Global Gold's policies of investing in securities of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general considerations described elsewhere in this statement of additional information, such investments may involve the following special considerations:

FLUCTUATIONS IN THE PRICE OF GOLD. The price of gold has recently been subject to substantial movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries, world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing, or dealing in gold and, accordingly, the value of the fund's investments in such securities also may be affected.

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POTENTIAL EFFECT OF CONCENTRATION OF SOURCE OF SUPPLY AND CONTROL OF SALES.
Currently, there are only four major sources of primary gold production, and the market share of each source cannot be readily ascertained. One of the largest national producers of gold bullion and platinum is the Republic of South Africa.
Changes in political and economic conditions affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales agent for gold produced in South Africa is the Reserve Bank of South
Africa which, through its retention policies, controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines gold mining policy. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

UNPREDICTABLE MONETARY POLICIES, ECONOMIC AND POLITICAL CONDITIONS. The fund's assets might be less liquid or the change in the value of its assets might be more volatile (and less related to general price movements in the U.S. markets)
than would be the case with investments in the securities of larger U.S.
companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or speculation. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand, and therefore the price, of gold to a variety of economic factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December
31, 1974, a market did not exist in the United States in which gold bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold, markets have developed in the United States. Any large purchases or sales of gold bullion could have an effect on the price of gold bullion. Recently, several central banks have been sellers of gold bullion from their reserves. Sales by central banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE OF THE INVESTMENT MANAGER. The successful management of the fund's portfolio may be more dependent upon the skills and expertise of its portfolio managers than is the case for most mutual funds because of the need to evaluate the factors identified above.

UTILITIES

Because the Utilities Fund concentrates its assets in the utilities industry, its performance depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as transportation or technology).
Of course, investor perceptions of the utilities industry are driven not only by comparisons with other market sectors but by trends and events within the utilities industry. The following is a brief outline of risk factors associated with investment in the utilities industry.

REGULATORY RISKS. Regulators (primarily at the state level) monitor and control public utility company revenues and costs. Regulators can limit profits and dividends paid to investors; they also may restrict a company's access to new markets. Some analysts observe that state regulators have become increasingly active in developing and promoting energy policy through the regulatory process.

NATURAL RESOURCE RISKS. Swift and unpredictable changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political events, energy conservation programs, the success of exploration projects, or tax and other regulatory policies of various governments.

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ENVIRONMENTAL RISKS. There are considerable costs associated with environmental compliance, nuclear waste cleanup and safety regulation. For example, coal-burning utilities are under pressure to curtail sulfur emissions, and utilities in general increasingly are called upon by regulators to bear environmental costs, which may not be easily recovered through rate increases or business growth.

Changing weather patterns and natural disasters affect consumer demand for utility services (e.g., electricity, heat and air conditioning), which, in turn, affects utility revenues.

TECHNOLOGY AND COMPETITIVE RISKS. The introduction and phase-in of new technologies can affect a utility company's competitive strength. The race by long-distance telephone providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric utility segments of the utilities industry is another example of competitive risk. Typically, IPPs wholesale power to established local providers, but there is a trend toward letting them sell power directly to industrial consumers. Co-generation facilities, such as those of landfill operators that produce methane gas as a byproduct of their core business, pose another competitive challenge to gas and electric utilities. In addition to offering a less expensive source of power, these companies may receive more favorable regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

INTEREST RATE RISKS. Utility companies usually finance capital expenditures
(e.g., new plant construction) by issuing long-term debt. Rising long-term interest rates increase interest expenses and reduce company earnings.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Foreign Securities

Each fund may invest an unlimited amount of its assets in the securities of issuers in developed foreign countries, including foreign governments, when these securities meet its standards of selection. The funds consider developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark,
Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg,
the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

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POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Investing in Emerging Market Countries

Global Gold and Utilities may invest a minority portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are Australia, Austria,
Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
United States. In addition, as used in this statement of additional information,
"securities of issuers in emerging market countries" means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

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Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Depositary Receipts

American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are
receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S.
and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United
States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares and New York shares all may be purchased with and sold for U.S. dollars, which protects the fund from the foreign settlement risks described under the section titled FOREIGN SECURITIES, page 6.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 12.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so; or

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(2)  When the portfolio managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The portfolio managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

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Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 8, are an example of the type of derivative security in which a fund might invest.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on nonconvertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a nonconvertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

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Debt Securities

Each of the funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the fund. The funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.

The value of debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization
(for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard
& Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the funds' advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations; or

*  by engaging in repurchase agreements with respect to portfolio securities.

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Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (MBS and CMBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

------

A fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus. The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.

Investment in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

------

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls (buy/sell back transactions), cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

------

Under the Investment Company Act, a fund's investment in other investment companies, (including money market funds) currently is limited to:

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

These investments may include investments in money market funds managed by the advisor.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the NASDAQ-100 index-tracking ETF (CUBES or
QQQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position); or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position); or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

------

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading
Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses.

At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

------

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that

------

assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of Directors to determine. Such determination is to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

U.S. Government Securities

Each fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association, are supported by the discretionary authority of the U.S.
government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

------

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT              POLICY
--------------------------------------------------------------------
Senior               A fund may not issue senior securities,
Securities           except as permitted under the Investment
                     Company Act.
--------------------------------------------------------------------
Borrowing            A fund may not borrow money, except for
                     temporary or emergency purposes (not for
                     leveraging or investment) in an amount not
                     exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------
Lending              A fund may not lend any security or make
                     any other loan if, as a result, more than
                     33-1/3% of the fund's total assets would be
                     lent to other parties, except (i) through the
                     purchase of debt securities in accordance
                     with its investment objective, policies and
                     limitations or (ii) by engaging in repurchase
                     agreements with respect to portfolio
                     securities.
--------------------------------------------------------------------
Real Estate          A fund may not purchase or sell real estate
                     unless acquired as a result of ownership of
                     securities or other instruments. This policy
                     shall not prevent a fund from investing in
                     securities or other instruments backed by
                     real estate or securities of companies that
                     deal in real estate or are engaged in the
                     real estate business.
--------------------------------------------------------------------
Concentration        Equity Growth, Income & Growth and Small
                     Company may not concentrate (invest 25%
                     or more of the fund's total assets at the
                     time of purchase) their investments in
                     securities of issuers in a particular industry
                     (other than securities issued or guaranteed
                     by the U.S. government or any of its
                     agencies or instrumentalities). The other
                     funds may not deviate from their policies
                     of concentrating investments in securities
                     of issuers as follows: engaged in mining,
                     fabricating, processing or dealing in gold
                     or other precious metals, such as silver,
                     platinum and palladium [Global Gold only];
                     or engaged in the utilities industry [Utilities
                     only].
--------------------------------------------------------------------
Underwriting         A fund may not act as an underwriter of
                     securities issued by others, except to the
                     extent that the fund may be considered
                     an underwriter within the meaning of the
                     Securities Act of 1933 in the disposition
                     of restricted securities.
--------------------------------------------------------------------
Commodities          For all funds except Global Gold: A fund
                     may not purchase or sell physical
                     commodities unless acquired as a result
                     of ownership of securities or other
                     instruments provided this limitation shall
                     not prohibit the fund from purchasing or
                     selling options and futures contracts or
                     investing in securities or other instruments
                     backed by physical commodities.

                     For Global Gold only: The fund may not
                     purchase gold bullion, gold coins, or gold
                     represented by certificates of ownership
                     interest or gold futures contracts whose
                     underlying commodity value would cause
                     the fund's aggregate investment in such
                     commodities to exceed 10% of the fund's net
                     assets.
--------------------------------------------------------------------
Control              A fund may not invest for purposes of
                     exercising control over management.
--------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

------

For purposes of the investment restriction relating to concentration:

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT          POLICY
-------------------------------------------------------------------------
Leveraging       A fund may not purchase additional investment
                 securities at any time during which outstanding
                 borrowings exceed 5% of the total assets of
                 the fund.
-------------------------------------------------------------------------
Liquidity        A fund may not purchase any security or enter
                 into a repurchase agreement if, as a result, more
                 than 15% of its net assets would be invested in
                 illiquid securities. Illiquid securities include
                 repurchase agreements not entitling the holder to
                 payment of principal and interest within seven days,
                 and securities that are illiquid by virtue of legal or
                 contractual restrictions on resale or the absence
                 of a readily available market.
-------------------------------------------------------------------------
Short Sales      A fund may not sell securities short, unless it owns
                 or has the right to obtain securities equivalent in
                 kind and amount to the securities sold short, and
                 provided that transactions in futures contracts and
                 options are not deemed to constitute selling
                 securities short.
-------------------------------------------------------------------------
Margin           A fund may not purchase securities on margin,
                 except to obtain such short-term credits as are
                 necessary for the clearance of transactions, and
                 provided that margin payments in connection with
                 futures contracts and options on futures contracts
                 shall not constitute purchasing securities on margin.
-------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights tables in that fund's prospectus.

The portfolio managers consider the length of time a security has been held in determining whether to sell it. Under normal market conditions, the portfolio managers do not expect turnover rates to exceed 100% for Income & Growth and
Utilities; 150% for Equity Growth and Global Gold; and 175% for Small Company.

------

While the managers do take portfolio turnover rate into account in making investment decisions, the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future, as the rate for any individual fund may vary within the indicated ranges.

In addition to portfolio turnover, the portfolio managers consider a number of other factors in the course of making a determination of whether to sell a particular security. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose, because, among other things, there is another security with more attractive risk characteristics, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or general economic conditions, or because of some combination of such reasons.

High turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. The independent directors have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other directors, (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS LLC. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly-owned subsidiary of ACIM, unless otherwise noted. Only officers with policy making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

------

                                                                      NUMBER OF
                                                                      PORTFOLIOS
                                                                      IN FUND
                                       LENGTH    PRINCIPAL            COMPLEX     OTHER
                          POSITION(S)  OF TIME   OCCUPATION(S)        OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS             HELD WITH    SERVED    DURING PAST          BY          HELD BY
(YEAR OF BIRTH)           FUND         (YEARS)   5 YEARS              DIRECTOR    DIRECTOR
-------------------------------------------------------------------------------------------------
Interested Directors
-------------------------------------------------------------------------------------------------
William M. Lyons          Director     7         Chief Executive      33            None
4500 Main Street                                 Officer, ACC
Kansas City, MO 64111                            (September 2000
(1955)                                           to present)
                                                 President, ACC
                                                 (June 1997
                                                 to present)
                                                 Chief Operating
                                                 Officer, ACC
                                                 (June 1996 to
                                                 September 2000)
                                                 Also serves as:
                                                 Chief Executive
                                                 Officer and
                                                 President, ACIS,
                                                 ACGIM, ACIM
                                                 and other ACC
                                                 subsidiaries
                                                 Executive Vice
                                                 President, ACS LLC
                                                 Director, ACC,
                                                 ACGIM, ACIM,
                                                 ACS LLC and other
                                                 ACC subsidiaries
-------------------------------------------------------------------------------------------------
Independent Directors
-------------------------------------------------------------------------------------------------
Antonio Canova            Director     Less      Chief Financial      33            None
1665 Charleston Road                   than      Officer, BROCADE
Mountain View, CA 94043                one       COMMUNICATIONS
(1961)                                 year      SYSTEMS, INC.
                                                 (May 2001 to
                                                 present)
                                                 Vice President,
                                                 Administration
                                                 BROCADE
                                                 COMMUNICATIONS
                                                 SYSTEMS, INC.
                                                 (November 2004
                                                 to present)
                                                 Vice President,
                                                 Finance BROCADE
                                                 COMMUNICATIONS
                                                 SYSTEMS, INC.
                                                 (November 2000
                                                 to November 2004)
                                                 Vice President,
                                                 Chief Financial
                                                 Officer and
                                                 Secretary,
                                                 WIRELESS INC.
                                                 (April 2000
                                                 to November 2000)
-------------------------------------------------------------------------------------------------
Albert Eisenstat          Director     9         Retired,             33            Independent
1665 Charleston Road                             Private                            Director,
Mountain View, CA 94043                          Investor                           SUNGARD DATA
(1930)                                                                              SYSTEMS
                                                                                    (1991 to
                                                                                    present)
                                                                                    Independent
                                                                                    Director,
                                                                                    BUSINESS
                                                                                    OBJECTS S/A
                                                                                    (1994 to
                                                                                    present)
                                                                                    Independent
                                                                                    Director,
                                                                                    COMMERCIAL
                                                                                    METALS
                                                                                    (1983-2001)
-------------------------------------------------------------------------------------------------
John Freidenrich          Director     Less      Member and           33            None
1665 Charleston Road                   than      Manager, REGIS
Mountain View, CA 94043                1         MANAGEMENT
(1937)                                 year      COMPANY, LLC
                                                 (April 2004
                                                 to present)
                                                 Partner and
                                                 Founder,
                                                 BAY PARTNERS
                                                 (Venture capital
                                                 firm, 1976 to
                                                 present)
                                                 Partner and
                                                 Founder, WARE
                                                 & FREIDENRICH
                                                 (1968 to present)
-------------------------------------------------------------------------------------------------
Ronald J. Gilson          Director,    9         Charles J.           33            None
1665 Charleston Road      Chairman               Meyers Professor
Mountain View, CA 94043   of the                 of Law and
(1946)                    Board                  Business,
                                                 STANFORD
                                                 LAW SCHOOL
                                                 (1979 to
                                                 present)
                                                 Marc and Eva
                                                 Stern Professor
                                                 of Law and
                                                 Business,
                                                 COLUMBIA
                                                 UNIVERSITY
                                                 SCHOOL OF LAW
                                                 (1992 to
                                                 present)
-------------------------------------------------------------------------------------------------

------

                                                                       NUMBER OF
                                                                       PORTFOLIOS
                                                                       IN FUND
                                         LENGTH   PRINCIPAL            COMPLEX       OTHER
                            POSITION(S)  OF TIME  OCCUPATION(S)        OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS               HELD WITH    SERVED   DURING PAST          BY            HELD BY
(YEAR OF BIRTH)             FUND         (YEARS)  5 YEARS              DIRECTOR      DIRECTOR
------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------
Kathryn A. Hall             Director     3        Co-Chief Executive   33            None
1665 Charleston Road                              Officer and
Mountain View, CA 94043                           Chief Investment
(1957)                                            Officer, OFFIT
                                                  HALL CAPITAL
                                                  MANAGEMENT, LLC
                                                  (April 2002
                                                  to present)
                                                  President and
                                                  Managing Director,
                                                  LAUREL
                                                  MANAGEMENT
                                                  COMPANY, L.L.C.
                                                  (1996 to
                                                  April 2002)
------------------------------------------------------------------------------------------------------
Myron S. Scholes            Director     24       Chairman, OAK        33            Director,
1665 Charleston Road                              HILL PLATINUM                      DIMENSIONAL
Mountain View, CA 94043                           PARTNERS, and                      FUND ADVISORS
(1941)                                            a Partner,                         (investment
                                                  OAK HILL CAPITAL                   advisor, 1982
                                                  MANAGEMENT                         to present)
                                                  (1999 to present)                  Director,
                                                  Frank E. Buck                      CHICAGO
                                                  Professor of                       MERCANTILE
                                                  Finance-Emeritus,                  EXCHANGE
                                                  STANFORD GRADUATE                  (2000 to
                                                  SCHOOL OF BUSINESS                 present)
                                                  (1981 to present)
------------------------------------------------------------------------------------------------------
Kenneth E. Scott            Director     33       Ralph M. Parsons     33            None
1665 Charleston Road                              Professor of Law
Mountain View, CA 94043                           and Business,
(1928)                                            STANFORD LAW
                                                  SCHOOL
                                                  (1972 to present)
------------------------------------------------------------------------------------------------------
John B. Shoven              Director     2        Professor of         33            Director,
1665 Charleston Road                              Economics,                         CADENCE
Mountain View, CA 94043                           STANFORD                           DESIGN SYSTEMS
(1947)                                            UNIVERSITY                         (1992 to present)
                                                  (1977 to present)                  Director, WATSON
                                                                                     WYATT WORLDWIDE
                                                                                     (2002 to present)
                                                                                     Director,
                                                                                     PALMSOURCE INC.
                                                                                     (2002 to present)
------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers           Director     20       Retired, Director    33            Director,
1665 Charleston Road                              and Partner,                       QUINTUS
Mountain View, CA 94043                           WINDY HILL                         CORPORATION
(1945)                                            PRODUCTIONS, LP                    (automation
                                                  (educational                       solutions,
                                                  software, 1994                     1995 to
                                                  to 1998)                           present)
------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------
William M. Lyons            President    4        See entry            Not           Not
4500 Main Street                                  above under          applicable    Applicable
Kansas City, MO 64111                             "Interested
(1955)                                            Directors."
------------------------------------------------------------------------------------------------------
Robert T. Jackson           Executive    4        Chief                Not           Not
4500 MAIN STREET            VICE                  Administrative       APPLICABLE    APPLICABLE
KANSAS CITY, MO 64111       PRESIDENT             Officer, ACC
(1946)                                            (August 1997
                                                  to present)
                                                  CHIEF FINANCIAL
                                                  OFFICER, ACC
                                                  (MAY 1995 TO
                                                  OCTOBER 2002)
                                                  EXECUTIVE VICE
                                                  PRESIDENT, ACC
                                                  (MAY 1995
                                                  TO PRESENT)
                                                  ALSO SERVES AS:
                                                  CHIEF EXECUTIVE
                                                  OFFICER, CHIEF
                                                  FINANCIAL OFFICER
                                                  AND PRESIDENT,
                                                  ACS LLC
                                                  CHIEF FINANCIAL
                                                  OFFICER AND
                                                  EXECUTIVE VICE
                                                  PRESIDENT, ACGIM,
                                                  ACIM, ACIS AND
                                                  OTHER ACC
                                                  SUBSIDIARIES
                                                  TREASURER, ACGIM,
                                                  ACIM AND
                                                  OTHER ACC
                                                  SUBSIDIARIES
                                                  DIRECTOR, ACC AND
                                                  OTHER ACC
                                                  SUBSIDIARIES
------------------------------------------------------------------------------------------------------

------

                                                                       NUMBER OF
                                                                       PORTFOLIOS
                                                                       IN FUND
                                         LENGTH   PRINCIPAL            COMPLEX       OTHER
                            POSITION(S)  OF TIME  OCCUPATION(S)        OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS               HELD WITH    SERVED   DURING PAST          BY            HELD BY
(YEAR OF BIRTH)             FUND         (YEARS)  5 YEARS              DIRECTOR      DIRECTOR
---------------------------------------------------------------------------------------------------------
Officers
---------------------------------------------------------------------------------------------------------
Maryanne Roepke            Senior          4        Assistant                Not            Not
4500 Main Street           Vice                     Treasurer, ACC           applicable     applicable
Kansas City, MO 64111      President,               (January 1995
(1956)                     Treasurer                to present)
                           and                      Also serves as:
                           Chief                    Senior Vice
                           Accounting               President, ACS LLC
                           Officer                  Assistant Treasurer,
                                                    ACGIM, ACIM,
                                                    ACIS and ACS LLC
---------------------------------------------------------------------------------------------------------
David C. Tucker            Senior          6        Vice President,          Not            Not
4500 Main Street           Vice                     ACC                      applicable     applicable
Kansas City, MO 64111      President                (February 2001
(1958)                     and                      to present)
                           General                  General Counsel,
                           Counsel                  ACC
                                                    (June 1998
                                                    to present)
                                                    Also serves as:
                                                    Senior Vice
                                                    President and
                                                    General Counsel,
                                                    ACGIM, ACIM,
                                                    ACIS, ACS LLC
                                                    and other
                                                    ACC subsidiaries
---------------------------------------------------------------------------------------------------------
Charles C.S. Park          Vice            4        Chief Compliance         Not            Not
4500 Main Street           President ,     less     Officer, ACS LLC,        applicable     applicable
Kansas City, MO 64111      and             than     ACIM and ACGIM
(1967)                     Chief           1 year   (March 2005
                           Compliance               to present)
                           Officer                  Vice President,
                                                    ACS LLC
                                                    (February 2000
                                                    to present)
                                                    Assistant General
                                                    Counsel, ACS LLC
                                                    (January 1998
                                                    to March 2005)
---------------------------------------------------------------------------------------------------------
C. Jean Wade               Controller(1)   8        Vice President,          Not            Not
4500 Main Street                                    ACS LLC                  applicable     applicable
Kansas City, MO 64111                               (February 2000
(1964)                                              to present)
                                                    Controller-Investment
                                                    Accounting,
                                                    ACS LLC
                                                    (June 1997
                                                    to present)
---------------------------------------------------------------------------------------------------------
Robert Leach               Controller      8        Vice President,          Not            Not
4500 Main Street                                    ACS LLC                  applicable     applicable
Kansas City, MO 64111                               (February 2000
(1966)                                              to present)
                                                    Controller-Fund
                                                    Accounting,
                                                    ACS LLC
                                                    (June 1997
                                                    to present)
---------------------------------------------------------------------------------------------------------
Jon Zindel                 Tax Officer     7        Vice President,          Not            Not
4500 Main Street                                    ACC                      applicable     applicable
Kansas City, MO 64111                               (October 2001
(1967)                                              to present)
                                                    Vice President,
                                                    Corporate Tax,
                                                    ACS LLC
                                                    (April 1998 to present)
                                                    Also serves as:
                                                    Vice President,
                                                    ACGIM, ACIM,
                                                    ACIS and
                                                    other ACC
                                                    subsidiaries
---------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT
     COMPANIES ADVISED BY ACIM.

------

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members and may elect and remove such officers and appoint and terminate such agents as they consider appropriate.
They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, or annual analyses of its performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs (equity funds only);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities)

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the advisor and the fair market value of the services provided. To assess these factors, the board reviews both the advisor's performance and that of its peers, as reported by independent gathering services such as Lipper
Analytical Services (for fund performance and expenses) and National Quality
Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

------

At the last review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of the advisor's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by the advisor has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered the advisor's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the management fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                 MEETINGS
                                                                                 HELD
                                                                                 DURING
                                                                                 LAST
                                                                                 FISCAL
COMMITTEE     MEMBERS                      FUNCTION                              YEAR
-----------------------------------------------------------------------------------------
Audit         Kenneth E. Scott             The Audit Committee approves          5
              Antonio Canova               the engagement of the funds'
              Albert Eisenstat             independent registered public
              Ronald J. Gilson             accounting firm, recommends
              Jeanne D. Wohlers            approval of such engagement to
                                           the independent directors, and
                                           oversees the activities of the
                                           funds' independent registered
                                           public accounting firm. The
                                           committee receives reports from
                                           the advisor's Internal Audit
                                           Department, which is accountable
                                           to the committee. The committee
                                           also receives reporting about
                                           compliance matters affecting the
                                           funds.
-----------------------------------------------------------------------------------------
Corporate     Ronald J. Gilson             The Corporate Governance              3
Governance    John Freidenrich             Committee reviews board
              John B. Shoven               procedures and committee
                                           structures. It also considers
                                           and recommends individuals
                                           for nomination as directors.
                                           The names of potential director
                                           candidates may be drawn from
                                           a number of sources, including
                                           recommendations from members
                                           of the board, management (in
                                           the case of interested directors
                                           only) and shareholders.
                                           Shareholders may submit director
                                           nominations to the Corporate
                                           Secretary, American Century
                                           Funds, P. O. Box 410141,
                                           Kansas City, MO 64141. All
                                           such nominations will be
                                           forwarded to the committee
                                           for consideration. The committee
                                           also may recommend the creation
                                           of new committees, evaluate the
                                           membership structure of new and
                                           existing committees, consider the
                                           frequency and duration of board
                                           and committee meetings and
                                           otherwise evaluate the
                                           responsibilities, processes,
                                           resources, performance and
                                           compensation of the Board .
-----------------------------------------------------------------------------------------
Portfolio     Myron Scholes                The Portfolio Committee reviews       5
              John Freidenrich             quarterly the investment activities
              Kathryn A. Hall              and strategies used to manage
              William M. Lyons (ad hoc)    fund assets. The committee
                                           regularly receives reports from
                                           portfolio managers, credit analysts
                                           and other investment personnel
                                           concerning the funds' investments.
-----------------------------------------------------------------------------------------
Quality of    John B. Shoven               The Quality of Service Committee      5
Service       Ronald J. Gilson             reviews the level and quality of
              William M. Lyons (ad hoc)    transfer agent and administrative
                                           services provided to the funds and
                                           their shareholders. It receives and
                                           reviews reports comparing those
                                           services to those of fund
                                           competitors and seeks to improve
                                           such services where feasible
                                           and appropriate.
-----------------------------------------------------------------------------------------

------

Compensation of Directors

The directors serve as directors or trustees for eight American Century investment companies. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act. Because he was not a director as of December 31, 2004, Mr. Canova is not included in the table.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                     TOTAL COMPENSATION
                         TOTAL COMPENSATION          FROM THE AMERICAN
NAME OF DIRECTOR         FROM THE FUNDS(1)           CENTURY FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Albert Eisenstat         $18,440                     $87,000
--------------------------------------------------------------------------------
John Freidenrich         $1,416                      $10,540
--------------------------------------------------------------------------------
Ronald J. Gilson         $33,200                     $128,500
--------------------------------------------------------------------------------
Kathryn A. Hall          $18,182                     $86,250
--------------------------------------------------------------------------------
Myron S. Scholes         $17,549                     $84,500
--------------------------------------------------------------------------------
Kenneth E. Scott         $20,074                     $91,750
--------------------------------------------------------------------------------
John B. Shoven           $17,660                     $84,750
--------------------------------------------------------------------------------
Jeanne D. Wohlers        $17,930                     $85,500
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR
     ENDED DECEMBER 31, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION
     OF THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANIES OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     EISENSTAT, $87,000; MR. GILSON, $128,500; MS. HALL, $43,125; MR. SCHOLES,
     $84,500; MR. SCOTT, $91,750; AND MR. SHOVEN, $84,750.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2004.

------

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the table below. Because they were not directors as of December 31, 2004, Mr. Canova and Mr. Freidenrich are not included in the table.

                                           NAME OF DIRECTORS
--------------------------------------------------------------------------------
                          WILLIAM M.    ALBERT       RONALD J.     KATHRYN A.
                          LYONS         EISENSTAT    GILSON        HALL
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Equity Growth             C             A            E             A
--------------------------------------------------------------------------------
   Global Gold               A             A            A             A
--------------------------------------------------------------------------------
   Income & Growth           E             A            A             D
--------------------------------------------------------------------------------
   Small Company             E             A            A             A
--------------------------------------------------------------------------------
   Utilities                 A             A            A             A
--------------------------------------------------------------------------------
Aggregate Dollar
Range of Equity
Securities in all
Registered Investment
Companies Overseen
by Director in Family
of Investment Companies      E             E            E             D
--------------------------------------------------------------------------------

                                           NAME OF DIRECTORS
--------------------------------------------------------------------------------
                           MYRON S.      KENNETH E.      JOHN B.      JEANNE D.
                           SCHOLES       SCOTT           SHOVEN       WOHLERS
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Equity Growth              D             A               A            D
--------------------------------------------------------------------------------
   Global Gold                A             A               A            A
--------------------------------------------------------------------------------
   Income & Growth            C             E               E            A
--------------------------------------------------------------------------------
   Small Company              A             A               A            A
--------------------------------------------------------------------------------
   Utilities                  A             A               A            A
--------------------------------------------------------------------------------
Aggregate Dollar
Range of Equity
Securities in all
Registered Investment
Companies Overseen
by Director in Family
of Investment Companies       E             E               E            E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a
Code of Ethics under Rule 17j-1 of the Investment Company Act and the Code of
Ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

------

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

------

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor's Legal
Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of May 4,
2005 are as follows:

*  American Fidelity Assurance Co.
*  American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callan Associates, Inc.
*  Cleary Gull Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC
*  The Guardian Life Insurance & Annuity Company, Inc.

------

*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Insurance Company of America
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  Mutual of America Life Insurance Company
*  National Life Insurance Company
*  Nationwide Financial
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  S&P Financial Communications
*  Scotia McLeod
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.
*  Wells Fargo Bank, N.A.

The types, frequency and timing of disclosure to such parties vary. Full portfolio holdings are provided infrequently. When they are provided, it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly basis as soon as the information is available, usually within one business day.) Top ten holdings and other portfolio characteristics are generally provided on a quarterly basis within 5-20 business days after the quarter end. In some cases, such characteristics may be provided monthly within
5-10 business days after month end.

------

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July XX, 2005, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds. Because the R
Class of Equity Growth was not in operation as of July XX, 2005, it is not included in the table below.

                                          PERCENTAGE OF       PERCENTAGE OF
                                          OUTSTANDING         OUTSTANDING
FUND/                                     SHARES OWNED        SHARES OWNED
CLASS       SHAREHOLDER                   OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Equity Growth
--------------------------------------------------------------------------------
  Investor Class
            Charles Schwab & Co. Inc.        XX%                XX%
            San Francisco, California

            Massachusetts Mutual             XX%                XX%
            Life Insurance Co.
            Springfield, Massachusetts
--------------------------------------------------------------------------------
  Institutional Class
            UMB Bank NA TR                   XX%                XX%
            Phelps Dodge Employee
            Savings Plan & Trust
            Kansas City, Missouri

            Trustees of American             XX%                XX%
            Century P/S & 401k
            Savings Plan & Trust
            Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
            Charles Schwab & Co. Inc.        XX%                XX%
            San Francisco, California

            Saxon & Co.                      XX%                XX%
            Philadelphia, Pennsylvania

            Union Bank TR                    XX%                XX%
            FBO Select Benefit Omnibus
            San Diego, California

            AMFO & Co.                       XX%                XX%
            Kansas City, Missouri
--------------------------------------------------------------------------------
  C Class
            Mobank & CO. EB                  XX%                XX%
            Monroe, Michigan
--------------------------------------------------------------------------------
Global Gold
--------------------------------------------------------------------------------
  Investor Class
            Charles Schwab & Co. Inc.        XX%                XX%
            San Francisco, California
--------------------------------------------------------------------------------
  Advisor Class
            National Financial               XX%                XX%
            Services Corp.
            New York, New York

            National Inv Svcs. Corp.         XX%                XX%
            New York, New York
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
  Investor Class
            Charles Schwab & Co. Inc.        XX%                XX%
            San Francisco, California
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                          PERCENTAGE OF     PERCENTAGE OF
                                          OUTSTANDING       OUTSTANDING
FUND/                                     SHARES OWNED      SHARES OWNED
CLASS     SHAREHOLDER                     OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
  Institutional Class
          UBATCO & Co.                       XX%                XX%
          FBO College Savings
          Plan of Nebraska
          Lincoln, Nebraska

          UMB Bank NA TR                     XX%                XX%
          Phelps Dodge Employee
          Savings Plan & Trust
          Kansas City, Missouri

          UMB Bank NA TR                     XX%                XX%
          Allergan, Inc. Savings and
          Investment Plan & Trust
          Kansas City, Missouri

          JPMorgan Chase                     XX%                XX%
          Bank Trustee
          Andrews P/S Trust
          Kansas City, Missouri

          Nationwide Insurance               XX%                XX%
          Company QPVA
          Columbus, Ohio

          USAA Federal Savings Bank          XX%                XX%
          San Antonio, Texas
--------------------------------------------------------------------------------
  Advisor Class
          Principal Life Insurance           XX%                XX%
          Des Moines, Iowa

          Nationwide Insurance               XX%                XX%
          Company QPVA
          Columbus, Ohio

          Nationwide Trust Company           XX%                XX%
          Columbus, Ohio

          American Express Trust Co.         XX%                XX%
          FBO American Express Trust
          Retirement Service Plans
          Minneapolis, Minnesota
--------------------------------------------------------------------------------
  C Class
          Mobank & Co. EB                    XX%                XX%
          Monroe, Michigan

          Pershing LLC                       XX%                XX%
          Jersey City, New Jersey
--------------------------------------------------------------------------------
  R Class
          A.G. Edwards & Sons, Inc. Cust.    XX%                XX%
          FBO James Agostisi IRA
          Fairfield, Connecticut

          MCB Trust Svcs                     XX%                XX%
          Life Care Home Svcs
          of NW PA Retirement
          Denver, Colorado
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                          PERCENTAGE OF       PERCENTAGE OF
                                          OUTSTANDING         OUTSTANDING
FUND/                                     SHARES OWNED        SHARES OWNED
CLASS       SHAREHOLDER                   OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
  R Class
            MCB Trust Services Cust          XX%                XX%
            FBO Resource
            Control Associates, Inc.
            Denver, Colorado

            MCB Trust Services Cust          XX%                XX%
            FBO H A Sancomb
            Trucking Co Inc
            Denver, Colorado

            MCB Trust Services Cust          XX%                XX%
            FBO Datavision Svp
            Denver, Colorado

            MCB Trust Services Cust          XX%                XX%
            FBO Medaglia & Co. Inc.
            Denver, Colorado

            Mesirow Financial Inc.           XX%                XX%
            SEP IRA Acct
            Delaware Charter Gty Trust
            Chicago, Illinois
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
  Investor Class
            Charles Schwab & Co. Inc.        XX%                XX%
            San Francisco, California

            ITT Industries Investment        XX%                XX%
            & Savings 401k Trust
            FBO Salaried Employees
            Jersey City, New Jersey

            Kenneth E. Goodman &             XX%                XX%
            William B. Sparks TR
            Forest Laboratories Inc.
            Savings & PSP
            New York, New York
--------------------------------------------------------------------------------
  Institutional Class
            JPMorgan Chase                   XX%                XX%
            Bank Trustee
            Koch Industries
            Employee Savings Plan
            Kansas City, Missouri

            Wachovia Bank                    XX%                XX%
            FBO Portfolio Strategies
            Cash Cash
            Charlotte, North Carolina

            Fidelity FIIOC TR                XX%                XX%
            FBO Certain Employee
            Benefit Plans
            Covington, Kentucky
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                          PERCENTAGE OF      PERCENTAGE OF
                                          OUTSTANDING        OUTSTANDING
FUND/                                     SHARES OWNED       SHARES OWNED
CLASS      SHAREHOLDER                    OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
Institutional Class
           Nationwide Trust Co.              XX%                XX%
           FBO Participating Retirement
           Plans TPA-NTC
           Columbus, Ohio

           Wachovia Bank                     XX%                XX%
           FBO Portfolio Strategies
           Reinv Reinv
           Charlotte, North Carolina

           JPMorgan Chase                    XX%                XX%
           Bank Trustee
           Simpson Employees
           Savings Plan
           Kansas City, Missouri

           Fulvest & Co.                     XX%                XX%
           Lancaster, Pennsylvania

           JPMorgan Chase                    XX%                XX%
           Bank Trustee
           FBO Invista S A R L
           d|b|a Kosa Retirement
           Savings Plan
           Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
           John Hancock Life                 XX%                XX%
           Insurance Co. USA
           Toronto, Ontario

           Nationwide Trust Company          XX%                XX%
           Columbus, Ohio

           Charles Schwab & Co. Inc.         XX%                XX%
           San Francisco, California

           Nationwide Insurance              XX%                XX%
           Company QPVA
           Columbus, Ohio

           T Rowe Price's Retirement         XX%                XX%
           Plan Svcs
           FBO Retirement Plan Clients
           Owings Mills, Maryland
--------------------------------------------------------------------------------
  R Class
           Symetra Investment Services       XX%                XX%
           Seattle, Washington

           State Street Bank & Trust         XX%                XX%
           FBO Allen Boone
           Humphries LLP
           Houston, Texas

           Stephen Olson and                 XX%                XX%
           Judith Olson Laakso TR
           The Olson Company 401K
           Retirement Plan
           Seal Beach, California
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                           PERCENTAGE OF    PERCENTAGE OF
                                           OUTSTANDING      OUTSTANDING
FUND/                                      SHARES OWNED     SHARES OWNED
CLASS    SHAREHOLDER                       OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
  R Class
         Fehr & Peers Associates Inc.        XX%                XX%
         401k Profit Sharing Plan
         Walnut Creek, California
--------------------------------------------------------------------------------
Utilities
--------------------------------------------------------------------------------
  Investor Class
         Charles Schwab & Co. Inc.           XX%                XX%
         San Francisco, California

         National Financial Services Corp.   XX%                XX%
         New York, New York
--------------------------------------------------------------------------------
  Advisor Class
         Charles Schwab & Co. Inc.           XX%                XX%
         San Francisco, California

         National Financial Services Corp.   XX%                XX%
         New York, New York

         Nationwide Trust Company            XX%                XX%
         Columbus, Ohio

         Susquehanna Trust & Investment      XX%                XX%
         TTEE For AE SYS
         Technologies LLC
         401k Plan Union Employees
         Lititz, Pennsylvania
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Quantitative Equity Funds, Inc.
A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of
July XX, 2005, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS LLC and ACIS are wholly owned, directly or indirectly, by ACC. James
E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

------

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading MANAGEMENT.

For the services provided to the funds, the advisor receives a daily fee based on a percentage of the net assets of a fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the corporation's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account
Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of directors as the corporation. Together, the Fund Category Assets and the
Other Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
EQUITY GROWTH, GLOBAL GOLD, INCOME & GROWTH AND UTILITIES
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.5200%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.4600%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.4160%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.3690%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.3420%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.3390%
--------------------------------------------------------------------------------
Thereafter                                                              0.3380%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: SMALL COMPANY
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.7200%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.6600%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.6160%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.5690%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.5420%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.5390%
--------------------------------------------------------------------------------
Thereafter                                                              0.5380%
--------------------------------------------------------------------------------

------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
                         INVESTOR CLASS
                         C CLASS AND           ADVISOR         INSTITUTIONAL
                         R CLASS:              CLASS:          CLASS:
COMPLEX ASSETS           FEE RATE              FEE RATE        FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion       0.3100%               0.0600%         0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion        0.3000%               0.0500%         0.1000%
--------------------------------------------------------------------------------
Next $15 billion         0.2985%               0.0485%         0.0985%
--------------------------------------------------------------------------------
Next $25 billion         0.2970%               0.0470%         0.0970%
--------------------------------------------------------------------------------
Next $25 billion         0.2870%               0.0370%         0.0870%
--------------------------------------------------------------------------------
Next $25 billion         0.2800%               0.0300%         0.0800%
--------------------------------------------------------------------------------
Next $25 billion         0.2700%               0.0200%         0.0700%
--------------------------------------------------------------------------------
Next $25 billion         0.2650%               0.0150%         0.0650%
--------------------------------------------------------------------------------
Next $25 billion         0.2600%               0.0100%         0.0600%
--------------------------------------------------------------------------------
Next $25 billion         0.2550%               0.0050%         0.0550%
--------------------------------------------------------------------------------
Thereafter               0.2500%               0.0000%         0.0500%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

------

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended
December 31, 2004, 2003 and 2002, are indicated in the following table. As a new class, information regarding the R Class of Equity Growth was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES
FUND                         2004                 2003                 2002
-------------------------------------------------------------------------------
Equity Growth

  Investor                $9,006,806           $7,114,088           $8,226,475
-------------------------------------------------------------------------------
  Institutional           $449,480             $513,607             $591,278
-------------------------------------------------------------------------------
  Advisor                 $561,790             $482,345             $492,218
-------------------------------------------------------------------------------
  C                       $10,945              $3,394               $1,575
-------------------------------------------------------------------------------
Global Gold

  Investor                $4,487,099           $3,467,459           $2,251,315
-------------------------------------------------------------------------------
  Advisor                 $17,274              $9,120               $2,563
-------------------------------------------------------------------------------
Income & Growth

  Investor                $25,390,717          $22,887,736          $25,424,724
-------------------------------------------------------------------------------
  Institutional           $1,397,989           $1,101,772           $1,034,572
-------------------------------------------------------------------------------
  Advisor                 $3,768,764           $3,320,015           $4,689,755
-------------------------------------------------------------------------------
  C                       $18,140              $13,636              $8,551
-------------------------------------------------------------------------------
  R                       $273                 $9                   N/A
-------------------------------------------------------------------------------
Small Company

  Investor                $6,615,818           $1,833,748           $707,554
-------------------------------------------------------------------------------
  Institutional           $880,777             $87,133              $7,648
-------------------------------------------------------------------------------
  Advisor                 $998,675             $94,507              $4,553
-------------------------------------------------------------------------------
  R                       $11,284              $8                   N/A
-------------------------------------------------------------------------------
Utilities

  Investor                $1,022,033           $878,964             $986,930
-------------------------------------------------------------------------------
  Advisor                 $5,419               $4,670               $7,919
-------------------------------------------------------------------------------

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

------

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)
                                                                               OTHER ACCOUNTS
                                 REGISTERED INVESTMENT   OTHER POOLED          (E.G., SEPARATE
                                 COMPANIES  (E.G.,       INVESTMENT VEHICLES   ACCOUNTS AND
                                 OTHER AMERICAN          (E.G., COMMINGLED     CORPORATE ACCOUNTS,
                                 CENTURY FUNDS AND       TRUSTS AND 529        INCLUDING INCUBATION
                                 AMERICAN CENTURY -      EDUCATION SAVINGS     STRATEGIES AND
                                 SUBADVISED FUNDS)       PLANS)                CORPORATE MONEY)
---------------------------------------------------------------------------------------------------
EQUITY GROWTH
---------------------------------------------------------------------------------------------------
William       Number of Other    11                      0                     1
Martin        Accounts Managed
              -------------------------------------------------------------------------------------
              Assets in Other    $3,965,167,340.83       N/A                   $120,027,294.56
              Accounts Managed
---------------------------------------------------------------------------------------------------
Thomas P.     Number of Other    10                      0                     1
Vaiana        Accounts Managed
              -------------------------------------------------------------------------------------
              Assets in Other    $3,265,278,614.43       N/A                   $120,027,294.56
              Accounts Managed
---------------------------------------------------------------------------------------------------
Fei Zou       Number of Other    0                       0                     0
              Accounts Managed
              -------------------------------------------------------------------------------------
              Assets in Other    N/A                     N/A                   N/A
              Accounts Managed
---------------------------------------------------------------------------------------------------
GLOBAL GOLD
---------------------------------------------------------------------------------------------------
William       Number of Other    11                      0                     1
Martin        Accounts Managed
              -------------------------------------------------------------------------------------
              Assets in Other    $5,083,590,079.75       N/A                   $120,027,294.56
              Accounts Managed
---------------------------------------------------------------------------------------------------
Joseph B.     Number of Other    1                       0                     0
Sterling      Accounts Managed
              -------------------------------------------------------------------------------------
              Assets in Other    $196,082,434.65         N/A                   N/A
              Accounts Managed
---------------------------------------------------------------------------------------------------
INCOME & GROWTH
---------------------------------------------------------------------------------------------------
John          Number of Other    5                       0                     0
Schniedwind   Accounts Managed
              -------------------------------------------------------------------------------------
              Assets in Other    $1,827,816,301.78       N/A                   N/A
              Accounts Managed
---------------------------------------------------------------------------------------------------
Kurt          Number of Other    4                       0                     0
Borgwardt     Accounts Managed
              -------------------------------------------------------------------------------------
              Assets in Other    $1,631,733,867.13       N/A                   N/A
              Accounts Managed
---------------------------------------------------------------------------------------------------
Zili Zhang    Number of Other    4                       0                     0
              Accounts Managed
              -------------------------------------------------------------------------------------
              Assets in Other    $1,631,733,867.13       N/A                   N/A
              Accounts Managed
---------------------------------------------------------------------------------------------------

------

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------------------------
                                                                              OTHER ACCOUNTS
                                 REGISTERED INVESTMENT   OTHER POOLED         (E.G., SEPARATE
                                 COMPANIES  (E.G.,       INVESTMENT VEHICLES  ACCOUNTS AND
                                 OTHER AMERICAN          (E.G., COMMINGLED    CORPORATE ACCOUNTS,
                                 CENTURY FUNDS AND       TRUSTS AND 529       INCLUDING INCUBATION
                                 AMERICAN CENTURY -      EDUCATION SAVINGS    STRATEGIES AND
                                 SUBADVISED FUNDS)       PLANS)               CORPORATE MONEY)
--------------------------------------------------------------------------------------------------
SMALL COMPANY
--------------------------------------------------------------------------------------------------
William       Number of Other    11                      0                    1
Martin        Accounts Managed
              ------------------------------------------------------------------------------------
              Assets in Other    $4,212,299,715.34       N/A                  $120,027,294.56
              Accounts Managed
--------------------------------------------------------------------------------------------------
Wilhelmine    Number of Other    5                       0                    1
von Turk      Accounts Managed
              ------------------------------------------------------------------------------------
              Assets in Other    $461,520,174.90         N/A                  $120,027,294.56
              Accounts Managed
--------------------------------------------------------------------------------------------------
Thomas P.     Number of Other    10                      0                    1
Vaiana        Accounts Managed
              ------------------------------------------------------------------------------------
              Assets in Other    $3,512,410,988.94       N/A                  $120,027,294.56
              Accounts Managed
--------------------------------------------------------------------------------------------------
UTILITIES
--------------------------------------------------------------------------------------------------
John          Number of Other    5                       0                    0
Schniedwind   Accounts Managed
              ------------------------------------------------------------------------------------
              Assets in Other    $6,906,633,523.97       N/A                  N/A
              Accounts Managed
--------------------------------------------------------------------------------------------------
Joseph B.     Number of Other    1                       0                    0
Sterling      Accounts Managed
              ------------------------------------------------------------------------------------
              Assets in Other    $699,888,726.40         N/A                  N/A
              Accounts Managed
--------------------------------------------------------------------------------------------------

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy.
Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American
Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated

------

to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

------

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. ("ACC"), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

OWNERSHIP OF SECURITIES

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of December 31, 2004, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                                        AGGREGATE DOLLAR RANGE
                                                        OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Equity Growth
                   William Martin                       D
--------------------------------------------------------------------------------
                   Thomas P. Vaiana                     D
--------------------------------------------------------------------------------
                   Fei Zou                              C
--------------------------------------------------------------------------------
Global Gold
                   William Martin                       C
--------------------------------------------------------------------------------
                   Joseph B. Sterling                   A
--------------------------------------------------------------------------------
Income & Growth
                   John Schniedwind                     E
--------------------------------------------------------------------------------
                   Kurt Borgwardt                       C
--------------------------------------------------------------------------------
                   Zili Zhang                           C
--------------------------------------------------------------------------------
Small Company(1)
                   William Martin                       C
--------------------------------------------------------------------------------
                   Wilhelmine von Turk                  E
--------------------------------------------------------------------------------
                   Thomas P. Vaiana                     D
--------------------------------------------------------------------------------
Utilities
                   John Schniedwind                     C
--------------------------------------------------------------------------------
                   Joseph B. Sterling                   A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO NEW
     INVESTORS.

------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 38.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's cost for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the heading INVESTMENT ADVISOR on page 38. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services out of its own resources.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP is the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th
Floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund;
(2)  assisting and consulting in connection with SEC filings; and
(3)  reviewing the annual federal income tax return filed for each fund.

------

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended December 31, 2004, 2003 and 2002, the brokerage commissions of each fund were:

FUND                        2004                 2003               2002
--------------------------------------------------------------------------------
Equity Growth            $5,483,178           $5,582,042         $5,638,583
--------------------------------------------------------------------------------
Global Gold              $783,446             $1,210,087         $952,236
--------------------------------------------------------------------------------
Income & Growth          $12,539,672          $13,605,462        $13,274,794
--------------------------------------------------------------------------------
Small Company            $3,228,335(1)        $734,152           $206,821
--------------------------------------------------------------------------------
Utilities                $85,172              $97,002            $153,936
--------------------------------------------------------------------------------

(1)  THE INCREASE IN BROKERAGE COMMISSIONS PAID BY SMALL COMPANY IN 2004 IS
     A RESULT OF AN INCREASE IN SECURITIES PURCHASED BY THE FUND DUE TO A
     SUBSTANTIAL INFLOW OF ASSETS INTO THE FUND.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as identified by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

------

                                                           VALUE OF SECURITIES
                                                           OWNED AS OF
FUND                     BROKER, DEALER OR PARENT          DECEMBER 31, 2004
--------------------------------------------------------------------------------
Equity Growth            American Express Co.              $38,565,648
                       ---------------------------------------------------------
                         Wachovia Corp.                    $35,888,086
--------------------------------------------------------------------------------
Income & Growth          Wachovia Corp.                    $65,338,352
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to five classes of shares: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. Not all funds offer all five classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor
Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (Advisor Class
Plan) described below. The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the C and R Classes is the same as for Investor Class, but the C and R Class shares also are subject to a Master Distribution and Individual Shareholder Services Plan (the C Class Plan
and the R Class Plan, respectively) described below. The Advisor Class, C Class and R Class Plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

------

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' Advisor, C and R Classes have approved and entered into the Advisor Class Plan, the C Class Plan and the R
Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50%
annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the Advisor Class Plan was:

------

        Equity Growth             $661,792
        Global Gold                $20,352
        Income & Growth         $4,437,202
        Small Company             $800,624
        Utilities                   $6,384

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners of shares (including contract owners of insurance products that utilize the funds as underlying investment media) and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds
     (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j)  providing other similar administrative and sub-transfer agency services; and Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

During the fiscal year ended December 31, 2004, the aggregate amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:
Equity Growth, $330,896; Global Gold, $10,176; Income & Growth, $2,218,601;
Small Company, $400,312; and Utilities, $3,192.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

------

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD;
     and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended December 31, 2004, the aggregate amount of fees paid by the funds under the Advisor Class Plan for distribution services was:
Equity Growth, $330,896; Global Gold, $10,176; Income & Growth, $2,218.601;
Small Company, $400,312; and Utilities, $3,192.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the C Class
Plan was:

        Equity Growth        $16,228
        Income & Growth      $26,892

------

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

------

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the R Class Plan was:

        Income & Growth        $202
        Small Company        $6,469

Because the R Class of Equity Growth was not in operation as of the fiscal year end, no fees were paid under the R Class plan.

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

------

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Sales Charges

The sales charges applicable to the C Class of the funds are described in the prospectuses in the section titled CALCULATION OF CONTINGENT DEFERRED SALES
CHARGE (CDSC). Shares of the C Class are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectus. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectus.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended December 31, 2004 were: Equity Growth
$887.22; and Income & Growth $80.74.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of a fund at the time of such sales.
Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis. In addition, C Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectus.

------

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily. The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price.
When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

------

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Directors for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days.

------

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividends you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

------

As of December 31, 2004, the funds in the table below had the following capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND       2005       2006          2007          2008          2009             2010           2011
---------------------------------------------------------------------------------------------------------
Equity     -          -             -             -             -             (106,101,429)  (11,238,583)
Growth
---------------------------------------------------------------------------------------------------------
Global     (581,523)  (61,443,526)  (56,658,958)  (30,893,211)  (20,993,041)  (5,359,778)    -
Gold
---------------------------------------------------------------------------------------------------------
Income &   -          -             -             -             -             (21,920,103)   (85,489,630)
Growth
---------------------------------------------------------------------------------------------------------
Small      -          -             -             -             -             -              -
Company
---------------------------------------------------------------------------------------------------------
Utilities  -          -             -             -             -             (50,570,055)   (6,674,640)
---------------------------------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements included in the funds' Annual Reports for the fiscal year ended
December 31, 2004, are incorporated herein by reference.

------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

The annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, online at americancentury.com or by contacting us at one of the addresses or telephone numbers listed below.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan
*  a bank
*  a broker-dealer
*  an insurance company
*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON          SEC Public Reference Room
                   Washington, D.C.
                   Call 202-942-8090 for location and hours.

ON THE INTERNET    * EDGAR database at sec.gov
                   * By email request at publicinfo@sec.gov

BY MAIL            SEC Public Reference Section
                   Washington, D.C. 20549-6009

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR SERVICES REPRESENTATIVE
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

americancentury.com

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-43939 0507

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

PART C   OTHER INFORMATION

Item 23.   Exhibits

     (a)   (1) Articles of Incorporation of American Century Quantitative Equity
Funds, Inc., dated February 26, 2004 (filed electronically as Exhibit a to
Post-Effective Amendment No. 34 to the Registration Statement of the Registrant
on March 1, 2004, File No. 33-19589, and incorporated herein by reference).

          (2) Articles Supplementary of American Century Quantitative Equity
Funds, Inc., dated April 22, 2004 (filed electronically as Exhibit a2 to
Post-Effective Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (3) Articles Supplementary of American Century Quantitative Equity
Funds, Inc., dated May 4, 2004 (filed electronically as Exhibit a3 to
Post-Effective Amendment No. 38 to the Registration Statement of the Registrant
on February 17, 2005, File No. 33-19589, and incorporated herein by reference).

          (4) Articles Supplementary of American Century Quantitative Equity
Funds (to be filed by amendment).

     (b) Amended and Restated Bylaws, dated August 26, 2004 (filed electronically as Exhibit b to Post-Effective Amendment No. 38 to the
Registration Statement of the Registrant on February 17, File No. 33-19589, and
incorporated herein by reference).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, the Fifth and Seventh declarations of the Registrant's Articles of
Incorporation, appearing as Exhibit (a) herein, and Sections 3 through 11 of the
Registrant's Bylaws, appearing as Exhibit (b) herein.

     (d)  (1) Amended and Restated Management Agreement with American Century
Investment Management, Inc., dated August 1, 2004 (filed electronically as
Exhibit d to Post-Effective Amendment No. 38 to the Registration Statement of
the Registrant on February 17, 2005, File No. 33-19589, and incorporated herein by reference).

          (2) Amended and Restated Management Agreement with American Century
Investment Management, Inc. (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated May 1, 2005, is included herein.

          (2) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f)  Not Applicable.

     (g)  (1) Master Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody Agreement with The Chase Manhattan Bank, dated
August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to
Pre-Effective Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922, and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody Agreement between American
Century Investments and the JPMorgan Chase Bank, dated May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the
Registration Statement of the Registrant on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule, dated October 19, 2000
(filed electronically as Exhibit g5 to Post-Effective Amendment No. 35 to the
Registration Statement of the Registrant on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with American Century Services
Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to
Post-Effective Amendment No. 33 to the Registration Statement of American
Century Government Income Trust on July 31, 1997, File No. 2-99222, and
incorporated herein by reference).

          (2) Amendment No. 1 to the Transfer Agency Agreement with American
Century Services Corporation, dated June 29, 1998 (filed electronically as
Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of
the Registrant on June 29, 1998, File No. 33-19589, and incorporated herein by reference).

          (3) Amendment No. 2 to the Transfer Agency Agreement with American
Century Services Corporation, dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective Amendment No. 30 to the Registration Statement of
American Century California Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment No. 3 to the Transfer Agency Agreement with American
Century Services Corporation, dated August 1, 2001 (filed electronically as
Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Government Income Trust on July 30, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment No. 4 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 3, 2001 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 16 to the Registration Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170, and
incorporated herein by reference).

          (6) Amendment No. 5 to the Transfer Agency Agreement with American
Century Services Corporation, dated July 1, 2002 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 17 to the Registration Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170, and
incorporated herein by reference).

          (7) Amendment No. 6 to the Transfer Agency Agreement with American
Century Services Corporation, dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229, and
incorporated herein by reference).

          (8) Amendment No. 7 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 31, 2002 (filed electronically as
Exhibit h7 to Post-Effective Amendment No. 4 to the Registration Statement of
American Century Variable Portfolios II, Inc., on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Amendment No. 8 to the Transfer Agency Agreement with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of
Registrant on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (10) Amendment No. 9 to the Transfer Agency Agreement with American
Century Services, LLC, dated May 1, 2005, is included herein.

          (11) Amendment No. 10 to the Transfer Agency Agreement with American
Century Services, LLC (to be filed by amendment).

          (12) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust on January 30, 2004, File No. 2-94608, and
incorporated herein by reference).

          (13) Termination, Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A., as Administrative Agent, dated December 15, 2004 (filed electronically as Exhibit h10 to Post-Effective Amendment No. 38 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 29, 2004, File No. 2-82734, and incorporated herein by reference).

          (14) Customer Identification Program Reliance Agreement, dated August
26, 2004 (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to
the Registration Statement of American Century Asset Allocation Portfolios, Inc.
on September 1, 2004, File No. 333-116351, and incorporated herein by reference).

     (i)  (1) Opinion and Consent of Counsel, dated April 29, 2005 (filed electronically as Exhibit i to Post-Effective Amendment No. 37 to the
Registration Statement of the Registrant on April 29, 2005, File No. 33-19589,
and incorporated herein by reference).

          (2) Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated April 26, 2005 (filed electronically as Exhibit j1 to Post-Effective Amendment No. 37 to the Registration Statement of the
Registrant on April 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (2) Consent of PricewaterhouseCoopers LLP (to be filed by amendment).

          (3) Power of Attorney, dated December 9, 2004 (filed electronically as
Exhibit j2 to Post-Effective Amendment No. 38 to the Registration Statement of
American California Tax-Free and Municipal Funds on December 29, 2004, File No.
2-82734, and incorporated herein by reference).

          (4) Power of Attorney, dated March 1, 2005 (filed electronically as
Exhibit j3 to Post-Effective Amendment No. 25 to the Registration Statement of
American Century Investment Trust on March 9, 2005, File No. 33-65170, and
incorporated herein by reference).

          (5) Power of Attorney, dated March 1, 2005 (filed electronically as
Exhibit j4 to Post-Effective Amendment No. 25 to the Registration Statement of
American Century Investment Trust on March 9, 2005, File No. 33-65170, and
incorporated herein by reference).

          (6) Secretary's Certificate, dated December 10, 2004 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 38 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 29, 2004, File No. 2-82734, and incorporated herein by reference).

          (7) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j6 to Post-Effective Amendment No. 25 to the Registration Statement
of American Century Investment Trust on March 9, 2005, File No. 33-65170, and
incorporated herein by reference).

          (8) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j7 to Post-Effective Amendment No. 25 to the Registration Statement
of American Century Investment Trust on March 9, 2005, File No. 33-65170, and
incorporated herein by reference).

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated August 1, 1997 (filed electronically as Exhibit m1 to Post-Effective
Amendment No. 32 to the Registration Statement of American Century Target
Maturities Trust on January 31, 2000, File No. 2-94608, and incorporated herein by reference).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor Class), dated June 29, 1998 (filed electronically as Exhibit m2 to
Post-Effective Amendment No. 32 to the Registration Statement of American
Century Target Maturities Trust on January 31, 2000, File No. 2-94608, and
incorporated herein by reference).

          (3) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated August 1, 2001 (filed electronically as
Exhibit m3 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (4) Amendment No. 2 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated December 3, 2001 (filed electronically as
Exhibit m4 to Post-Effective Amendment No. 16 to the Registration Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170, and
incorporated herein by reference).

          (5) Amendment No. 3 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated July 1, 2002 (filed electronically as
Exhibit m5 to Post-Effective Amendment No. 38 to the Registration Statement of
American Century Target Maturities Trust on January 31, 2003, File No. 2-94608,
and incorporated herein by reference).

          (6) Amendment No. 4 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated May 1, 2004 (filed electronically as
Exhibit m6 to Post-Effective Amendment No. 35 to the Registration Statement of
Registrant on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (7) Amendment No. 5 to the Master Distribution and Shareholder
Services Plan (Advisor Class) (to be filed by amendment).

          (8) Master Distribution and Individual Shareholder Services Plan (C
Class), dated September 16, 2000 (filed electronically as Exhibit m3 to
Post-Effective Amendment No. 35 to the Registration Statement of American
Century Target Maturities Trust on April 17, 2001, File No. 2-94608, and
incorporated herein by reference).

          (9) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the Registration Statement
of American Century Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (10) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
Registration Statement of American Century Investment Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (11) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective Amendment No. 17 to the Registration Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170, and
incorporated herein by reference).

          (12) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 3, 2002 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Municipal Trust on September 30,
2002, File No. 2-91229, and incorporated herein by reference).

          (13) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective Amendment No. 40 to the Registration Statement
of American Century California Tax-Free and Municipal Funds on February 26,
2004, File No. 2-82734, and incorporated herein by reference).

          (14) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (15) Amendment No. 7 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated May 1, 2005, is included herein.

          (16) Master Distribution and Individual Shareholder Services Plan (R
Class), dated August 29, 2003 (filed electronically as Exhibit m16 to
Post-Effective Amendment No. 17 to the Registration Statement of American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (17) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (18) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated February 24, 2005 (filed electronically as Exhibit m30 to Post-Effective Amendment No. 22 to the
Registration Statement of American Century Strategic Asset Allocations, Inc. on
March 30, 2005, File No. 33-79482, and incorporated herein by reference).

          (19) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (R Class) (to be filed by amendment).

     (n)  (1) Amended and Restated Multiple Class Plan, dated September 3, 2002
(filed electronically as Exhibit n1 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734, and incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan,
dated December 31, 2002 (filed electronically as Exhibit n2 to Post-Effective
Amendment No. 39 to the Registration Statement of American Century Municipal
Trust on December 23, 2002, File No. 2-91229, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan,
dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
Amendment No. 17 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan,
dated as of February 27, 2004 (filed electronically as Exhibit n4 to
Post-Effective Amendment No. 104 to the Registration Statement of American
Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213, and
incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan,
dated May 1, 2004 (filed electronically as Exhibit n5 to Post-Effective
Amendment No. 35 to the Registration Statement of the Registrant on April 29,
2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated Multiple Class Plan,
dated August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration Statement of American Century Investment
Trust on July 29, 2004, File No. 33-65170, and incorporated herein by reference).

          (7) Amendment No. 6 to the Amended and Restated Multiple Class Plan,
dated as of September 30, 2004 (filed electronically as Exhibit n7 to
Post-Effective Amendment No. 20 to the Registration Statement of American
Century Strategic Asset Allocations, Inc. on September 29, 2004, File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated Multiple Class Plan,
dated November 17, 2004 (filed electronically as Exhibit n8 to Post-Effective
Amendment No. 106 to the Registration Statement of American Century Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213, and incorporated herein by reference).

          (9) Amendment No. 8 to the Amended and Restated Multiple Class Plan,
dated February 24, 2005 (filed electronically as Exhibit n9 to Post-Effective
Amendment No. 22 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on March 30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated Multiple Class Plan
(to be filed by amendment).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed electronically as Exhibit p to Pre-Effective Amendment No. 1 to the Registration Statement of
American Century Asset Allocation Portfolios, Inc. on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended February 28, 2000
(filed electronically as Exhibit p2 to Post-Effective Amendment No. 40 to the
Registration Statement of American Century Target Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Registrant

     The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The Registrant is a Maryland corporation. Under Maryland General
Corporation Law, a corporation is permitted to indemnify its officers, directors, employees and agents to the extent provided in applicable statutes.

     Article Ninth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the full extent permitted by Maryland General Corporation Law, the Investment Company Act of
1940 and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

     None.

Item 27. Principal Underwriters

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices           Positions and Offices
Business Address*          with Underwriter                with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Director                          none

James E. Stowers III       Chairman and Director             none

William M. Lyons           President, Chief Executive        President and
                           Officer and Director              Director

Robert T. Jackson          Executive Vice President,         Executive Vice
                           Chief Financial Officer           President
                           and Chief Accounting Officer

Donna Byers                Senior Vice President             none

Brian Jeter                Senior Vice President             none

Mark Killen                Senior Vice President             none

David Larrabee             Senior Vice President             none

Barry Mayhew               Senior Vice President             none

David C. Tucker            Senior Vice President             Senior Vice
                           and General Counsel               President and
                                                             General Counsel

Clifford Brandt            Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Quantitative Equity Funds, Inc., American Century
Services, LLC and American Century Investment Management, Inc., all located at
4500 Main Street, Kansas City, Missouri 64111.

Item 29. Management Services - Not  Applicable

Item 30. Undertakings - Not  Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City,
State of Missouri on the 13th day of May, 2005.

                           AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                           (Registrant)

                           By:  /*/ William M. Lyons
                                ------------------------------------------
                                William M. Lyons
                                President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                                 Date

*William M. Lyons             President, Director and
------------------------      Principal Executive Officer       May 13, 2005
William M. Lyons

*Maryanne Roepke              Senior Vice President,            May 13, 2005
------------------------      Treasurer and
Maryanne Roepke               Chief Accounting Officer

*Antonio Canova               Director                          May 13, 2005
------------------------
Antonio Canova

*Albert A. Eisenstat          Director                          May 13, 2005
------------------------
Albert A. Eisenstat

*John Freidenrich             Director                          May 13, 2005
------------------------
John Freidenrich

*Ronald J. Gilson             Director                          May 13, 2005
------------------------
Ronald J. Gilson

*Kathryn A. Hall              Director                          May 13, 2005
------------------------
Kathryn A. Hall

*Myron S. Scholes             Director                          May 13, 2005
------------------------
Myron S. Scholes

*Kenneth E. Scott             Director                          May 13, 2005
------------------------
Kenneth E. Scott

*John B. Shoven               Director                          May 13, 2005
------------------------
John B. Shoven

*Jeanne D. Wohlers            Director                          May 13, 2005
------------------------
Jeanne D. Wohlers

*By  /s/ Brian L. Brogan
     --------------------------------------------
     Brian L. Brogan
     Attorney-in-Fact
     (pursuant to Powers of Attorney
     dated December 9, 2004 and March 1, 2005)